Income from operations - Employees per geographical location (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	78,392	74,888	115,392
Continuing operations [member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	78,392	74,888	71,895
Continuing operations [member] | Country of domicile [member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	11,679	11,427	11,308
Continuing operations [member] | Foreign countries [member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	66,713	63,460	60,587
Discontinued operations [member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees			43,497